UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenues		$ 1,929	$ 1,908	$ 3,794	$ 3,773
Direct operating costs		(1,860)	(1,669)	(3,512)	(3,285)
General and administrative expenses		(77)	(63)	(141)	(124)
Interest income (expense), net		(203)	(233)	(413)	(445)
Equity accounted income (loss)		2	2	3	0
Impairment reversal (expense), net		0	(7)	(2)	(7)
Gain (loss) on acquisitions/dispositions, net		0	87	0	87
Remeasurement of exchangeable and class B shares		237	101	126	(20)
Other income (expense), net		(59)	171	(70)	133
Income (loss) before income tax from continuing operations		(31)	297	(215)	112
Income tax (expense) recovery
Current		16	(112)	(28)	(122)
Deferred		55	10	109	23
Net income (loss) from continuing operations		40	195	(134)	13
Discontinued operations
Net income (loss) from discontinued operations		0	(37)	0	(40)
Net income (loss)		40	158	(134)	(27)
Attributable to:
Brookfield Business Partners	[1]	124	108	(26)	(32)
Non-controlling interests		$ (84)	$ 50	$ (108)	$ 5

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share (“IAS 33”). See Note 2(d) for further details.